Supplementary Information to the Consolidated Cash Flow Statements - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Non-cash transactions - acquisition of aircraft under finance leases	¥ 17,283	¥ 10,487	¥ 11,251